Trade receivables, other assets, prepaid expenses and Tax receivables - Disclosure of exposure to credit risk and ECLs (Details) € in Millions	12 Months Ended
Dec. 31, 2025 EUR (€)
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Allowance, beginning period	€ (7,166)
Allowance, ending period	(3,781)
Trade receivables
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Allowance, beginning period	(5,479)
Allowance, ending period	(5,658)
Trade receivables | Accumulated impairment losses
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Allowance, beginning period	608
Provision	48
Use and other changes	(2)
Transferred to Assets held for sale	0
Allowance, ending period	654
Retail financing | Accumulated impairment losses
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Allowance, beginning period	226
Provision	413
Use and other changes	(290)
Transferred to Assets held for sale	0
Allowance, ending period	€ 349